Funded Status of the Postretirement Health Care Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Funded Status Of Postretirement Health Care Benefit Plan Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 705,482	$ 663,880
Other Postretirement Benefit Plans Defined Benefit [Member]
Funded Status Of Postretirement Health Care Benefit Plan Table Text Block [Line Items]
Benefit obligation at end of year	(145,732)	(183,611)	(180,989)
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Funded status at end of year	$ (145,732)	$ (183,611)	$ (180,989)